Significant accounting policies	12 Months Ended
Dec. 31, 2024
Significant Accounting Policies [Abstract]
Significant accounting policies [Text Block]

3. Significant accounting policies

The accounting policies described in this section were those applied by the Company during the years ended December 31, 2024 and 2023.

(a) Business combinations

Upon the acquisition of a business, the acquisition method of accounting is applied, whereby the purchase consideration is allocated to the identifiable assets, liabilities and contingent liabilities (identifiable net assets) acquired on the basis of fair value at the date of acquisition.

Acquisition related costs, other than costs to issue equity securities of the Company, including investment banking fees, legal fees, accounting fees, valuation fees, and other professional or consulting fees are expensed as incurred. The cost to issue equity securities of the Company as consideration for the acquisition are reduced from share capital as share issuance costs.

Non-controlling interests are measured at fair value as at the date of acquisition.

Upon the acquisition of control, any previously held interest is re-measured to fair value at the date control is obtained resulting in a gain or loss upon the acquisition of control.

If the initial accounting for a business combination is incomplete by the end of the reporting period in which the business combination occurs, the Company reports provisional amounts for the items for which the accounting is incomplete. These provisional amounts are adjusted during the measurement period (up to 12 months from the acquisition date) to reflect new information obtained about facts and circumstances that existed at the acquisition date that, if known, would have affected the amounts recognized at that date. Revisions to provisional amounts are accounted for retrospectively.

(b) Investments in joint arrangements

Prior to March 4, 2024, the Company conducted a portion of its business through joint arrangements where the parties were bound by contractual arrangements establishing joint control and decisions about the activities that significantly affect the returns of the investee require unanimous consent. A joint arrangement is classified as either a joint operation or a joint venture, subject to the terms that govern each investor's rights and obligations in the arrangement.

In a joint operation, the investor has rights and obligations to the separate assets and liabilities of the investee and in a joint venture, the investors have rights to the net assets of the joint arrangement. For a joint operation, the Company recognizes its share of the assets, liabilities, revenue, and expenses of the joint arrangement, while for a joint venture, the Company accounts for its investment in the joint arrangement using the equity method.

Under the equity method, the Company's investment in a joint venture is initially recognized at cost and subsequently increased or decreased to recognize the Company's share of net earnings or losses of the joint venture, after any adjustments necessary for impairment losses or reversal of impairment losses after the initial recognition date. The total carrying amount of the Company's investment in a joint venture also includes any long‐term debt interests which in substance form part of the Company's net investment. The Company's share of a joint venture's losses that are in excess of its investment are recognized only to the extent that the Company has incurred legal or constructive obligations or made payments on behalf of the joint venture. The Company's share of net earnings or losses of a joint venture are recognized in net earnings during the period. Dividends and repayment of capital received from a joint venture are accounted for as a reduction in the carrying amount of the Company's investment. Balances between the Company and its joint ventures are not eliminated, but rather disclosed as related party transactions or balances.

At the end of each reporting period, the Company assesses whether there is any objective evidence that an investment in a joint venture is impaired. Objective evidence includes observable data indicating there is a measurable decrease in the estimated future cash flows of the joint venture's operations. When there is objective evidence that an investment is impaired, the carrying amount of such investment is compared to its recoverable amount, being the higher of its fair value less costs of disposal and value‐in‐use. If the recoverable amount of an investment is less than the carrying amount, the carrying amount is reduced to its recoverable amount and a corresponding impairment loss is recognized in the period in which the relevant circumstances are identified. When an impairment loss reverses in a subsequent period, the carrying amount of the investment is increased to the revised estimate of the recoverable amount to the extent that the increased carrying amount does not exceed the carrying amount that would have been determined had an impairment loss not been previously recognized. Following an impairment reversal, the Company will continue to recognize its share of net earnings to the extent the investment is anticipated to be recoverable through future cash flows of the joint venture. A reversal of an impairment loss is recognized in net earnings in the period in which the reversal occurs.

Similar to the assessment of impairment for subsidiaries, the Company reviews mineral properties, plant and equipment of a joint arrangement at the cash‐generating unit level to determine whether there is any indication that these assets are impaired.

Upon closing of the Acquisition, the Company ceased to apply the equity method of accounting and began to fully consolidate the results of the AGM (see note 6).

(c) Foreign currency translation

Transactions in foreign currencies are initially recorded at the functional currency rate of exchange at the date of the transaction.

Monetary assets and liabilities denominated in foreign currencies (i.e. those currencies other than the functional currency) are translated at the functional currency rate of exchange at the date of the statement of financial position. Foreign exchange gains (losses) are recorded in the consolidated statement of operations and comprehensive income for the year.

Non‐monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rates as at the dates of the initial transactions. Non‐monetary items measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value is determined.

(d) Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and short‐term investments with remaining maturities at initial recognition of ninety days or less, or that are fully redeemable without penalty or loss of interest.

(e) Inventories

Gold on hand, gold in process, and stockpiled ore inventories are recorded at the lower of weighted average production cost and net realizable value. The cost of inventories includes the cost of mining contractors, direct labour, raw materials and consumables,  mine site overhead expenses and applicable depreciation and depletion. Net realizable value is calculated as the estimated price at the time of sale based on prevailing metal prices less estimated future costs to convert the inventories from their respective states into saleable form less estimated costs to sell.

Production costs are included in gold in process inventory based on current costs incurred up to the point of dore production. The cost of gold on hand represents the cost of gold-in-process inventories plus applicable treatment costs. The costs of inventories sold during the period are presented as production costs and depreciation and depletion, as applicable, in the statement of operations and comprehensive income for the year.

Additions to the cost of ore stockpiles are based on the related current cost of production for the year, while reductions in the cost of ore stockpiles are based on the weighted‐average cost per tonne of ore in the stockpile.

Supplies and spare parts are valued at the lower of weighted‐average cost and net realizable value. Replacement costs of materials and spare parts are generally used as the best estimate of net realizable value. Provisions are recorded to reduce the carrying amount of materials and spare parts inventory to net realizable value to reflect current intentions for the use of redundant or slow‐moving items, or for physically obsolete items. Provisions for redundant and slow‐moving items are made by reference to specific items of inventory. The Company reverses write‐downs where there is a subsequent increase in net realizable value and where the inventory is still on hand.

(f) Mineral properties, plant and equipment ("MPP&E")

(i) Mineral properties

Recognition

Capitalized costs of mining properties include the following:

- costs assigned to mining properties acquired in business combinations;

- expenditures incurred to develop mineral properties including pre‐production stripping costs;

- stripping costs in the production phase of a mine if certain criteria have been met (see below);

- costs to define and delineate known economic resources and develop the project;

- borrowing costs attributable to qualifying mining properties, if any; and

- estimates of reclamation and closure costs.

Stripping costs

In open pit mining operations, it is necessary to incur costs to remove overburden and other mine waste materials in order to access the ore from which minerals can be extracted economically. Stripping costs incurred in order to provide initial access to the ore body (referred to as pre‐production stripping) are capitalized as incurred. The pre-production stripping period is deemed to end when an open pit achieves steady state production in line with the Company's mine plan. Stripping costs incurred during the production stage of an open pit mine are accounted for as production costs in the consolidated statement of operations and comprehensive income during the period that the stripping costs were incurred, unless these costs provide a future economic benefit. Production phase stripping costs are considered to generate a future economic benefit when (i) it is probable that future economic benefit associated with the stripping activity will flow to the entity; (ii) the entity can identify the component of the ore body for which access has been improved; and (iii) the costs relating to the stripping activity associated with that component can be measured reliably. These costs are capitalized as mineral properties, plant and equipment.

Production costs are allocated between inventory produced and deferred stripping assets based on the volume of waste extracted compared with the expected waste volume for a given volume of ore production, the latter is known as a ‘strip ratio’. The strip ratio is derived from the Company’s estimated mineral reserves on a pit-by-pit basis.

Management reviews estimates of waste and ore tonnes in each identified component of operating open pit mines at the end of each financial year, and when events and circumstances indicate that such a review should be made. Changes to the estimated identification of components and the associated waste and ore within each component are accounted for prospectively.

Exploration and evaluation expenditures

Exploration and evaluation expenditures include the costs of acquiring rights to explore, exploratory drilling and related exploration costs incurred on tenements without an existing mine and on areas outside the boundary of a known mineral deposit that contains proven and probable reserves. Exploration and evaluation expenditures incurred on a tenement, with the exception of property acquisition costs and costs arising from the recognition of an asset retirement provision, are expensed as incurred up to the date of establishing that the tenement has defined mineral resources and demonstrated technical feasibility and commercial viability.

Expenditures incurred on a tenement subsequent to the establishment of its technical feasibility and commercial viability are capitalized and included in the carrying amount of the related mining property.

The technical feasibility and commercial viability of a mineral deposit is assessed based on a combination of factors, such as, but not limited to:

- the extent to which mineral reserves or mineral resources have been identified through a feasibility study or similar level document;

- the results of optimization studies and further technical evaluation carried out to mitigate project risks identified in the feasibility study;

- the status of environmental permits, and

- the status of mining leases or permits.

Depletion

The Company uses a number of criteria to assess whether a mine is in the condition necessary for it to be capable of operating in a manner intended by management which if met, will determine if a mineral property should be depleted. These criteria include, but are not limited to:

- completion of operational commissioning of each major mine and plant component;

- demonstrated ability to mine and mill consistently and without significant interruption at a pre‐determined average rate of designed capacity;

- the passage of a reasonable period of time for testing of all major mine and plant components;

- gold recoveries at or near expected production levels; and

- a significant portion of available funding is directed towards operating activities.

Mineral properties that are operating as intended by management are depleted on a deposit‐by‐deposit basis using the units‐of‐production method over the mine's estimated proven and probable mineral reserves and will commence when the open pit is capable of operating in the manner intended by management. Deferred stripping assets are depleted using the units‐of‐production method over the specific open pit mineral reserves that directly benefit from the specific stripping activity.

Mineral properties that do not meet these criteria are not depleted.

(ii) Plant and equipment

Recognition

The cost of plant and equipment consists of the purchase price, and costs directly attributable to the delivery of the asset to the location and the condition necessary for it to be capable of operating in the manner intended by management, including the cost of testing whether the asset is operating in the manner intended by management. Subsequent costs are included in the asset's carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Company and the cost can be measured reliably. Where significant components of an asset have differing useful lives, depreciation is calculated on each separate component.

Depreciation

Depreciation of an asset begins when it is available for use (i.e. when it is in the location and condition necessary for it to be capable of operating in the manner intended by management).

The carrying amounts of plant and equipment are depreciated using either the straight‐line or units‐of‐production method over the shorter of the estimated useful life of the asset or the estimate life of mine. The significant classes of depreciable plant and equipment and their estimated useful lives are as follows:

Asset Class	Estimated Useful Life
Processing plant & related components and infrastructure	Units of production over life of mine
Mobile and other mine equipment components	3 to 10 years
Computer equipment and software	3 years
Right‐of‐use assets	Straight‐line over lease term

Management reviews the estimated useful lives, residual values and depreciation methods of the Company's plant and equipment at the end of each financial year, and when events and circumstances indicate that such a review should be made. Changes to estimated useful lives, residual values or depreciation methods resulting from such review are accounted for prospectively.

Major maintenance and repairs

Expenditure on major maintenance and repairs includes the cost of replacement parts of assets and overhaul costs. Where an asset or part of an asset is replaced and it is probable that future economic benefits associated with the item will be available to the Company, that expenditure is capitalized and the carrying amount of the item replaced is derecognized. Similarly, overhaul costs associated with major maintenance are capitalized when it is probable that future economic benefits will be available and any remaining carrying amounts of the cost of previous overhauls are derecognized. All other maintenance and repair costs are expensed as incurred.

(iii) Impairment of non‐financial assets

The carrying amounts of assets included in MPP&E are reviewed for impairment when events and changes in circumstances indicate that the related carrying amounts may not be recoverable. If any such indication exists, the recoverable amount of the relevant cash‐generating unit ("CGU") is estimated in order to determine the extent of impairment. A CGU is the smallest identifiable group of assets that generates cash inflows that are largely independent of the cash inflows from other assets or groups of assets.

The carrying amounts of the CGUs are compared to their recoverable amounts where the recoverable amount is the higher of value‐in‐use ("VIU") and fair value less costs of disposal ("FVLCD"). FVLCD is defined as the amount that would be obtained from the sale of the asset in an orderly transaction between market participants at the measurement date. VIU is determined as the present value of the estimated future cash flows expected to arise from the continued use of the asset in its present form and from its ultimate disposal. The fair value of mine sites is generally determined as the present value of the estimated future cash flows expected to arise from the continued use of the asset, including any expansion prospects. If a reliable estimate of future cash flows cannot be made, then fair value is determined by reference to market prices for comparable assets. If the recoverable amount of an asset (or CGU) is estimated to be less than its carrying amount, the carrying amount is reduced to its recoverable amount. An impairment is recognized immediately in the consolidated statement of operations and comprehensive income.

Mineral properties, plant and equipment that have been impaired are tested for possible reversal of the impairment whenever events or changes in circumstances indicate that the impairment may have reversed. When an impairment loss reverses in a subsequent period, the revised carrying amount shall not exceed the carrying amount that would have been determined had no impairment loss been recognized for the asset previously, less subsequent depletion and depreciation expense. Reversals of impairment losses are recognized in the consolidated statement of operations and comprehensive income in the period in which the reversals occur.

(iv) Derecognition

Upon disposal or abandonment, the carrying amounts of MPP&E are derecognized and any associated gains or losses are recognized in the consolidated statement of operations and comprehensive income.

(g) Leases

At inception of a contract, the Company assesses whether a contract is or contains a lease. A contract is or contains a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. To assess whether a contract conveys the right to control the use of an identified asset, the Company assesses whether it has the right to obtain substantially all of the economic benefits from and to direct the use of the identified asset.

At commencement or on modification of a contract that contains a lease component, the Company allocates the consideration in the contract to each lease component on the basis of its relative stand‐alone prices.

The Company recognizes a right‐of‐use asset and a lease liability at the lease commencement date. The right‐of‐use asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of costs to dismantle and remove the underlying asset or to restore the underlying asset, or the site on which it is located, less any lease incentives received.

The right‐of‐use asset is subsequently depreciated using the straight‐line method from the commencement date to the end of the lease term, unless the lease transfers ownership of the underlying asset to the Company by the end of the lease term or the cost of the right‐of‐use asset reflects that the Company will exercise a purchase option. In that case, the right‐of‐use asset will be depreciated over the useful life of the underlying asset, which is determined on the same basis as those of plant and equipment. In addition, the right‐of‐use asset is periodically reduced by impairment losses, if any, and adjusted for certain remeasurements of the lease liability.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company's incremental borrowing rate. Generally, the Company uses its incremental borrowing rate as the discount rate. The Company determines its incremental borrowing rate by obtaining interest rates from various external financing sources and makes certain adjustments to reflect the terms of the lease and type of the asset leased.

Lease payments included in the measurement of the lease liability comprise the following:

- fixed payments, including in‐substance fixed payments;

- variable lease payments that depend on an index or a rate, initially measured using the index or rate as at the commencement date;

- amounts expected to be payable under a residual value guarantee; and

- the exercise price under a purchase option that the Company is reasonably certain to exercise, lease payments in an optional renewal period if the Company is reasonably certain to exercise an extension option, and penalties for early termination of a lease, unless the Company is reasonably certain not to terminate early.

The lease liability is measured at amortized cost using the effective interest method. It is remeasured when there is a change in future lease payments arising from a change in an index or rate, if there is a change in the Company's estimate of the amount expected to be payable under a residual value guarantee, if the Company changes its assessment of whether it will exercise a purchase, extension or termination option, or if there is a revised in‐substance fixed lease payment. When the lease liability is remeasured in this way, a corresponding adjustment is made to the carrying amount of the right‐of‐use asset or is recorded in the consolidated statement of operations and comprehensive income if the carrying amount of the right‐of‐use asset has been reduced to zero.

The Company has elected to apply the practical expedient under IFRS 16 to account for certain lease arrangements that include both lease and non-lease components as a single lease component.

Short‐term leases and leases of low‐value assets

The Company has elected not to recognize right‐of‐use assets and lease liabilities for leases of low‐value assets and short‐term leases, including office equipment. The Company recognizes the lease payments associated with these leases as an expense on a straight‐ line basis over the lease term.

(h) Provisions

General

Provisions are recognized when the Company has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation. Where the Company expects some or all of a provision to be reimbursed, for example under an insurance contract, the reimbursement is recognized as a separate asset, but only when the reimbursement is virtually certain. The expense relating to any provision is presented in the consolidated statement of operations and comprehensive income, net of any reimbursement. If the effect of the time value of money is material, provisions are discounted using a current pre‐tax rate that reflects, where appropriate, the risks specific to the liability. Where discounting is used, the increase in the provision due to the passage of time is recognized as finance expense in the consolidated statement of operations and comprehensive income.

Asset retirement provisions

An obligation to incur restoration, rehabilitation and environmental costs arises when environmental disturbance is caused by the exploration, development or ongoing production of a mineral property interest. The Company records the estimated present value of future cash flows associated with mine site reclamation as a liability when the liability is incurred with a corresponding increase in the carrying value of the related reclamation asset. A pre‐tax, risk‐free rate discount rate that reflects the time value of money is used to calculate the net present value. The liability is accreted over time to reflect the unwinding of the discount with accretion expense included in finance expense in the consolidated statement of operations and comprehensive income. Changes in estimates or circumstances include changes in legal or regulatory requirements, increased obligations arising from exploration activities or additional mining, changes to reclamation cost estimates, changes to inflation rates and changes to risk‐free discount rates. Changes in estimates that result in a change to the carrying value of the asset retirement provision have a corresponding change in the carrying amount of the related asset.

(i) Revenue from contracts with customers

Revenue is derived from the sale of gold and by‐products. Revenue is recognized for contracts with customers when there is persuasive evidence that all of the following criteria are met:

- the parties to the contract have approved the contract (in writing, orally or in accordance with other customary business practices) and are committed to perform their respective obligations;

- the Company can identify each party's rights regarding the goods to be transferred;

- the Company can identify the payment terms for the goods to be transferred;

- the contract has commercial substance (i.e. the risk, timing or amount of the Company's future cash flows is expected to change as a result of the contract); and

- it is probable that the Company will collect the consideration to which it will be entitled in exchange for the goods that will be transferred to the customer.

Revenue from gold and any by‐product metals is generally recorded at the time of physical delivery of the refined gold (i.e. when gold is credited to the counterparty's gold account), which is also the date when control of the gold passes to the customer.

(j) Government royalties

Royalty payments to governments which are based on gross revenue are not considered income taxes and are recognized as an expense in the statement of operations and comprehensive income.

(k) Financial instruments

(i) Financial assets

Recognition and measurement

The Company recognizes a financial asset in its statement of financial position when the Company becomes party to the contractual provisions of the instrument. All financial assets are initially recorded at fair value plus directly attributable transaction costs and classified as either (i) financial assets subsequently measured at amortized cost, (ii) financial assets subsequently measured at fair value through other comprehensive income or (iii) financial assets subsequently measured at fair value through profit or loss. The basis of classification takes into consideration both the Company's business model for managing and the contractual cash flow characteristics of the financial assets.

A financial asset is measured at amortized cost if the financial asset is held within a business model whose objective is to hold financial assets in order to collect contractual cash flows and the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

A financial asset is measured at fair value through other comprehensive income if the financial asset is held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets, and the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

A financial asset is measured at fair value through profit or loss unless it is measured at amortised cost or at fair value through other comprehensive income. Fair value changes in financial assets classified as fair value through profit or loss, if any, are recognized in the consolidated statement of operations and comprehensive income.

Derecognition

A financial asset is derecognized when the contractual rights to receive cash flows from the asset have expired.

(ii) Financial liabilities

Recognition and measurement

All financial liabilities are initially recorded at fair value less transaction costs. All financial liabilities are subsequently measured at amortized cost using the effective interest method, except for:

- financial liabilities at fair value through profit or loss;

- financial liabilities that arise when a transfer of a financial asset does not qualify for derecognition or when the continuing involvement approach applies;

- financial guarantee contracts;

- commitments to provide a loan at a below‐market interest rate; and

- contingent consideration recognized by an acquirer in a business combination to which IFRS 3, Business combinations, applies.

An entity may, at initial recognition, irrevocably designate a financial liability as measured at fair value through profit or loss when a contract contains one or more embedded derivatives, or when doing so results in more relevant information, because either (a) it eliminates or significantly reduces a measurement or recognition inconsistency (i.e. an accounting mismatch); or (b) a group of financial liabilities or financial assets and financial liabilities is managed, and its performance is evaluated on a fair value basis.

Fair value changes of financial liabilities classified as fair value through profit or loss, if any, are recognized in the consolidated statement of operations and comprehensive income.

(l) Share‐based compensation

The Company has a share option plan and share unit plan which are described in note 16. The Company records all share‐based compensation for options using the fair value method with graded vesting. Under the fair value method, share‐based payments are measured at the fair value of the consideration received or the fair value of the equity instruments issued or liabilities incurred, whichever is more reliably measurable, and are charged over the vesting period to the consolidated statement of operations and comprehensive income. The offset is credited to equity reserves ratably over the vesting period, after adjusting for the number of awards that are expected to vest. For share options, the fair value of share‐based compensation awards is determined at the date of grant using the Black‐Scholes option pricing model.

Expenses recognized for unvested forfeited awards are reversed. For awards that are cancelled, any expense not yet recognized is recognized immediately in the statement of operations and comprehensive income.

Where the terms of an equity‐settled award are modified, as a minimum an expense is recognized as if the terms had not been modified over the original vesting period. In addition, an expense is recognized for any modification which increases the total fair value of the share‐based payment arrangement as measured at the date of modification, over the remainder of the vesting period.

For cash‐settled share‐based payments, the Company measures the goods or services acquired and the liability incurred at the fair value of the liability. Cash-settled awards are fair valued using the number of estimated vested awards multiplied by the share price of the Company's common shares, and including an estimate of relevant performance factors, if applicable. The corresponding share‐based compensation expense is recognized over the vesting period of the award. As these awards will be settled in cash, the liability is remeasured at fair value at each reporting period and at the date of settlement, with changes in fair value recognized as share-based compensation expense in the consolidated statement of operations and comprehensive income in the period incurred.

(m) Income taxes

Income tax on the profit or loss for the years presented comprises current and deferred income tax. Income tax is recognized in the consolidated statement of operations and comprehensive income, except to the extent that it relates to items recognized directly in equity, in which case it is recognized in equity.

Current income tax expense is the expected tax payable on the taxable income for the year, using tax rates enacted or substantively enacted at period end, adjusted for amendments to tax payable with regards to previous years.

Deferred income tax is recognized in respect of unused tax losses, tax credits and temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, based on the tax rates that have been substantively enacted at the reporting date.

A deferred income tax asset is recognized only to the extent that it is probable that future taxable profits will be available against which the asset can be utilized. To the extent that the Company does not consider it probable that a future income tax asset will be recovered, it does not recognize the asset.

Deferred income tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities and when they relate to income taxes levied by the same taxation authority and the Company intends to settle its tax assets and liabilities on a net basis.

The Company records foreign exchange gains and losses representing the impacts of movements in foreign exchange rates on the tax bases of non‐monetary assets and liabilities which are denominated in foreign currencies. Foreign exchange gains and losses relating to the translation of the deferred income tax balance from local statutory accounts to functional currency accounts are included in deferred income tax expense or recovery in the consolidated statement of operations and comprehensive income.

(n) Income per share

Basic income per share is computed by dividing net income per the year by the weighted average number of common shares outstanding during the year. The computation of diluted income per share assumes the conversion, exercise or contingent issuance of securities only when such conversion, exercise or issuance would have a dilutive effect on income per share. For this purpose, the treasury stock method is used for the assumed proceeds upon the exercise of stock options that are used to purchase common shares at the average market price during the year.